OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Property, plant and equipment, gross	$ 195,400	$ 196,000
Vessels leased to third parties, accumulated depreciation	144,900	152,300
Operating lease, ROU asset	$ 7,386	$ 5,653
Weighted average remaining lease term	5 years 7 months 6 days	4 years 9 months 18 days
Weighted average discount rate, percent	5.50%	5.50%